Operations of the Bank	12 Months Ended
Dec. 31, 2024
Statement [LineItems]
Operations of the Bank
2.	OPERATIONS OF THE BANK

2.1	Agreement with the Misiones Provincial Government
The Bank and the Misiones Provincial Government entered into a special-relationship agreement whereby the Bank was appointed, for a five-year term since January 1, 1996, as the Provincial Government’s exclusive financial agent as well as revenue collection and obligation payment agent.
On November 25, 1999, December 28, 2006 and October 1, 2018, extensions to such agreement were agreed upon, making it currently effective through December 31, 2029.
As of December 31, 2024 and 2023, the deposits held by the Misiones Provincial Government with the Bank amounted to 97,153,149 and 99,795,879 (including 12,412,744 and 11,353,790 related to court deposits), respectively.

2.2	Agreement with the Salta Provincial Government
The Bank and the Salta Provincial Government entered into a special-relationship agreement whereby the Bank was appointed, for a ten-year term since March 1, 1996, as the Provincial Government’s exclusive financial agent as well as revenue collection and obligation payment agent.
On February 22, 2005, and August 22, 2014, extensions to such agreements were agreed upon, making it currently effective through February 28, 2026.
As of December 31, 2024 and 2023, the deposits held by the Salta Provincial Government with the Bank amounted to 57,640,040 and 143,571,838 (including 16,058,365 and 19,124,664, related to court deposits), respectively.

Additionally, the Bank granted loans to the Salta Provincial Government and the Municipality of Salta City as of December 31, 2024 and 2023 for an amount of 4,975
and
 2,098, respectively.

2.3	Agreement with the Jujuy Provincial Government
The Bank and the Jujuy Provincial Government entered into a special-relationship agreement whereby the Bank was appointed, for a ten-year term since January 12, 1998, as the Provincial Government’s exclusive financial agent as well as revenue collection and obligation payment agent.
On April 29, 2005, July 8, 2014 and September 26, 2024, extensions to such agreement were agreed upon, making it currently effective through September 30, 2034.
As of December 31, 2024 and 2023, the deposits held by the Jujuy Provincial Government with the Bank amounted to 50,429,303 and 38,718,795 (including 12,300,513 and 11,971,266, related to court deposits), respectively.
Additionally, the Bank granted loans to the Jujuy Provincial Treasury as of December 31, 2024 and 2023 for an amount of 4,563 and 18,012, respectively.

2.4	Agreement with the Tucumán Provincial Government
The Bank acts as an exclusive financial agent and as revenue collection and obligation payment agent of the Tucumán Provincial Government, the Municipality of San Miguel de Tucumán and the Municipality of Yerba Buena. The services agreements with the Provincial and Municipal Governments are effective through years 2031, 2028 and 2025, respectively. As established in the original agreement, the service agreement with the Municipality of San Miguel de Tucumán was extended until 2028.
As of December 31, 2024 and 2023, the deposits held by the Tucumán Provincial Government, the Municipality of San Miguel de Tucumán and the Municipality of Yerba Buena with the Bank amounted to 328,337,251 and 92,541,900 (including 42,211,421 and 49,135,031, related to court deposits), respectively.
Additionally, the Bank granted loans to the Tucumán Provincial Government and the Municipalities of San Miguel de Tucumán and Yerba Buena as of December 31, 2024 and 2023 for an amount of 58,717 and 4,962,620, respectively.